Cover	Sep. 28, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 28, 2026
Entity Registrant Name	Prospect Floating Rate and Alternative Income Fund, Inc.
Entity Tax Identification Number	45-2460782
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Address Line Two	42nd Floor
Entity Address, Postal Zip Code	10016
City Area Code	(212)
Local Phone Number	448-0702
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Central Index Key	0001521945
Entity Incorporation, State or Country Code	MD
Securities Act File Number	814-00908
Entity Address, Address Line One	10 East 40th Street
Entity Emerging Growth Company	false